Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-term Debt (Abstract)
Principal payments
Years	Amount
June 30, 2013	$36,637
June 30, 2014	32,298
June 30, 2015	31,094
June 30, 2016	35,715
June 30, 2017	60,309
June 30, 2018 and thereafter	46,060
Total	$242,113